Note 22 - Income Taxes - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets	$ 68,446	$ 81,220
(Expense) benefit to income statement	(12,476)	(12,774)
Acquired from Primero (Note 4)	14,139
Deferred tax assets	70,109	68,446
Deferred tax liabilities	128,124	171,252
(Benefit) expense to income statement	(75,151)	(40,458)
Reclassed to current income taxes payable	(3,288)	(2,670)
Acquired from Primero (Note 4)	53,024
Charged to equity	7,105
Deferred tax liabilities	109,814	128,124
Deferred tax assets	50,938	43,716
Deferred tax liabilities	90,643	103,394
Deferred tax (assets) liabilities	39,705	59,678
Losses [member]
Statement Line Items [Line Items]
Deferred tax assets	86,552	90,590
(Expense) benefit to income statement	17,702	(4,038)
Acquired from Primero (Note 4)	14,139
Deferred tax assets	118,393	86,552
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	10,115	10,192
(Expense) benefit to income statement	6,393	(77)
Acquired from Primero (Note 4)
Deferred tax assets	16,508	10,115
Deferred tax asset not recognized [member]
Statement Line Items [Line Items]
Deferred tax assets	(29,036)	(20,379)
(Expense) benefit to income statement	(39,312)	(8,657)
Deferred tax assets	(68,348)	(29,036)
Other deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets	815	817
(Expense) benefit to income statement	2,741	(2)
Acquired from Primero (Note 4)
Deferred tax assets	3,556	815
Property, plant and equipment and mining interests [member]
Statement Line Items [Line Items]
Deferred tax liabilities	95,696	131,672
(Benefit) expense to income statement	(63,314)	(35,976)
Reclassed to current income taxes payable
Acquired from Primero (Note 4)	33,000
Charged to equity
Deferred tax liabilities	65,382	95,696
Effect of Mexican tax deconsolidation [member]
Statement Line Items [Line Items]
Deferred tax liabilities	9,544	12,167
(Benefit) expense to income statement	488	47
Reclassed to current income taxes payable	(3,288)	(2,670)
Acquired from Primero (Note 4)
Charged to equity
Deferred tax liabilities	6,744	9,544
Other deferred tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	22,884	27,413
(Benefit) expense to income statement	(12,325)	(4,529)
Reclassed to current income taxes payable
Acquired from Primero (Note 4)	20,024
Charged to equity	7,105
Deferred tax liabilities	$ 37,688	$ 22,884